HELD FOR SALE	6 Months Ended
Jun. 30, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Investment properties	$1,099	$300
Equity accounted investments	—	276
Property, plant and equipment	5	—
Accounts receivable and other assets	26	—
Assets held for sale	1,130	576
Liabilities associated with assets held for sale	$811	$—

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2023 and the year ended December 31, 2022:

(US$ Millions)	Six months ended Jun. 30, 2023	Twelve months ended Dec. 31, 2022
Balance, beginning of period	$576	$10,510
Reclassification to assets held for sale, net	877	1,208
Disposals	(326)	(11,110)
Fair value adjustments	(42)	261
Foreign currency translation	1	(290)
Acquisition of Foreign Investments(1)	47	—
Other	(3)	(3)
Balance, end of period	$1,130	$576
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.

At December 31, 2022, assets held for sale included three malls in the U.S., two hospitality assets in the U.S., and one office asset in the U.S.

In the first quarter of 2023, the partnership sold two hospitality assets in the U.S. and one mall in the U.S for net proceeds of approximately $228 million.

In the second quarter of 2023, the partnership sold one hospitality asset in the U.S., one mall in the U.S., one office asset in Australia and one office asset in Germany for net proceeds of approximately $55 million.

At June 30, 2023, assets held for sale includes six office assets in Ireland, four office assets in the U.S., four malls in the U.S., one hospitality asset in the U.S., one multifamily asset in Brazil as the partnership intends to sell controlling interests in these assets to third parties in the next 12 months.